Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of share capital
	2021	2020	2019
Opening balance	148,758,803	61,206,450	43,218,234
Issued during the year:
Issuances in connection with acquisitions	62,798,005	82,845,346	9,500,000
Capital raise in form of accelerated bookbuilding	-	4,600,000	8,350,000
Issuances upon vesting or exercise under share (option) plans	375,958	107,007	138,216
Closing balance	211,932,766	148,758,803	61,206,450